Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2012 Huawei	Dec. 31, 2012 Shanghai Kangshi	Dec. 31, 2011 Shanghai Kangshi	Dec. 31, 2010 Shanghai Kangshi	Dec. 31, 2012 Adventier	Jul. 31, 2011 Adventier	Jun. 23, 2012 Abovenet	Jan. 31, 2013 Subsequent Event Shanghai Kangshi	Apr. 30, 2013 Subsequent Event Adventier	Mar. 31, 2013 Subsequent Event Abovenet
Subsequent Event [Line Items]
Total capital amount in entity	$ 16,051
Percentage of equity interest of entity	75.00%	25.00%
Cash paid for acquisition			$ 1,440	$ 2,620	$ 1,867	$ 2,540	$ 3,555	$ 929	$ 565	$ 1,124	$ 554